Forward Purchase Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 18, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Forward Purchase Agreements [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Purchase percentage		9.90%	9.90%
Floor price (in Dollars per share)		$ 5	$ 5
Isssuance of shares (in Shares)		193,976	193,976
Other income expense			$ 700
Fair value of prepaid forward purchase agreements		$ 100	100
Prepaid forward purchase liability		5,600	3,900
Purchase liabilities		9,400	3,800
Reset floor price (in Dollars per share)	$ 3
Anti-dilution provisions	$ 10,000	$ 7	$ 7	$ 3
Number of shares (in Dollars per share)		$ 1	$ 2
Related Party [Member]
Forward Purchase Agreements [Line Items]
Purchase liabilities		$ 7,900	$ 3,200
Complete Solaria Common Stock [Member]
Forward Purchase Agreements [Line Items]
Isssuance of shares (in Shares)		6,720,000	6,720,000
FPA'S [Member]
Forward Purchase Agreements [Line Items]
Aggregate shares (in Shares)		6,720,000	6,720,000
Initial price (in Dollars per share)		$ 10.56	$ 10.56
Number of shares (in Shares)		2
Isssuance of shares (in Shares)		6,300,000	6,300,000
Other income expense		$ 35,500	$ 35,500
Reset floor price (in Dollars per share)	$ 5